ISSUANCE OF SENIOR NOTES (Tables)	0 Months Ended
Sep. 30, 2011
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans

	Annual	Principal
Issuer	interest rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance III, B.V.	LIBOR plus 0.5	$500	March 2014

Teva Pharmaceutical Finance III, B.V. *	1.70	$250	March 2014

* In March 2011, the Company entered into interest rate swap agreements with respect to these notes (see note 11).